Shareholder’s Deficit	12 Months Ended
Dec. 31, 2025
Shareholder’s Deficit [Line Items]
Shareholder’s Deficit

3. Shareholder’s Deficit

Ordinary shares

Ordinary shares entitle the holder to participate in the proceeds on the winding up of Holdco in proportion to the number of ordinary shares held. Additionally, shareholders are entitled to dividends in proportion to the number of ordinary shares held and the amount paid on the shares. Holders are entitled to one vote for every ordinary share of which the member is the holder. The fully paid ordinary shares have no par value, and Holdco has an authorized capital of 200,000,000 ordinary shares.

On September 29, 2025, Holdco issued 100 ordinary shares in exchange for cash of $100,000. On December 18, 2025, Holdco issued an additional 50 ordinary shares in exchange for cash of $50,000. As of December 31, 2025, there were 150 ordinary shares issued and outstanding.

Coinshares International Limited [Member]
Shareholder’s Deficit [Line Items]
Shareholder’s Deficit

16. Equity

Ordinary shares issued and outstanding are accounted for as equity. These shares confer on the holders the right to vote and receive dividends at the Group’s discretion. If, at the Group’s discretion, there is a return of assets; ordinary shares confer on the holders thereof the rights in respect of the assets of the Group available for distribution among the Shareholders.

During the years ended December 31, 2025, 2024 and 2023, the Group repurchased 1,385,500, 90,205 and 1,594,706 shares on the public market for a total consideration of $10.6 million, $0.3 million and $5.3 million, respectively. Repurchased shares are recorded as treasury shares and presented as a reduction of additional paid in capital, until the shares are cancelled or reissued. During the years ended December 31, 2024 and 2023, the Group announced the cancellation of all treasury shares held of 1,474,631 and 200,050, respectively, with original issuance carrying amounts of $4.2 million and $0.6 million, respectively and included net within additional paid in capital on the accompanying consolidated statement of changes in shareholders’ equity. The excess of the carrying amount of the treasury shares and the amounts removed from additional paid in capital is recorded in retained earnings.

Dividends

Dividends are recommended by the Directors, in line with the Groups’ dividend policy, and are a function of the prior year’s earnings. Movements in dividends during the period are as follows:

	For the Years Ended December 31,
	2025	2024
Dividends allocated to holders of ordinary shares
Dividend for the years ended December 31, 2025 and 2024 of $0.39 and $0.17 per fully paid share, respectively	$25,844	$11,542
Special dividend for the year ended December 31, 2024 of $0.47 per fully paid share	—	31,410
Total dividends provided for and paid	$25,844	$42,952

There were no dividends declared or paid for the year ended December 31, 2023. See also Note 24 Subsequent Events.